Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Summary of Capital Stock
As of December 31, 2025, FEMSA’s capital stock (including Treasury shares) is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,052,421,027	3,469,469,527
Shares:
Series “B”	7,085,242,500	2,052,421,027	9,137,663,527
Series “D”	—	8,209,684,108	8,209,684,108
Subseries “D-B”	—	4,104,842,054	4,104,842,054
Subseries “D-L”	—	4,104,842,054	4,104,842,054
Total shares	7,085,242,500	10,262,105,135	17,347,347,635

As of December 31, 2024, FEMSA’s capital stock (including Treasury shares) is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270
Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540
Total shares	7,085,242,500	10,805,888,850	17,891,131,350

Summary of Share Repurchase Program Reconciliation
Share Repurchase Program Reconciliation:

Oct 31 2023	Shares outstanding	17,891,131,350
Dec 31 2023	Shares repurchased in Treasury	1,906,500
Jan 1 2024	Shares outstanding	17,889,224,850
Mar 31 2024	Shares repurchased in Treasury	61,716,970
Mar 31 2024	Shares outstanding	17,827,507,880
Jun 30 2024	Shares repurchased in Treasury	177,020,845

Jun 30 2024	Shares outstanding	17,650,487,035
Sep 30 2024	Shares repurchased in Treasury	270,362,300
Sep 30 2024	Shares outstanding	17,380,124,735
Dec 31 2024	Shares repurchased in Treasury	—
Dec 31 2024	Shares outstanding	17,380,124,735
Mar 31 2025	Shares repurchased in Treasury	32,777,100
Mar 31 2025	Shares outstanding	17,347,347,635
Jun 30 2025	Shares repurchased in Treasury	50,923,740
Jun 30 2025	Shares outstanding	17,296,423,895
Sep 30 2025	Shares repurchased in Treasury	97,818,850
Sep 30 2025	Shares outstanding	17,198,605,045
Dec 30 2025	Shares repurchased in Treasury	37,437,470
Dec 30 2025	Shares outstanding	17,161,167,575

Summary of Dividends Declared and Paid
For the years ended December 31, 2025, 2024 and 2023 the dividends declared and partially paid by the Company and Coca-Cola FEMSA were as follows:

	2025		2024		2023
FEMSA (1)	Ps.	14,817	Ps.	14,697	Ps.	12,247
Coca-Cola FEMSA (100% of dividend)		15,462		12,773		12,185

(1)Includes ordinary dividends. The total paid dividend in 2025 amounted to Ps. $14,634, reflecting the impact of share repurchases made throughout the year. As of December 31, 2025, 37,236,012 FEMSA BD units (which represents 186 million shares) were held in treasury.

In addition, for the years ended December 31, 2025 and 2024, the extraordinary dividends declared and partially paid by the Company were as follows:

	2025		2024
FEMSA (1)	Ps.	32,684	Ps.	10,294

(1)The total paid dividend in 2025 amounted to Ps. 26,919, reflecting the impact of share repurchases made throughout the year.

For the years ended December 31, 2025, 2024 and 2023 the ordinary dividends declared and partially paid per share by the Company are as follows:

Series of Shares	2025		2024		2023
“B”	Ps.	0.76380	Ps.	0.73290	Ps.	0.61070
“D”		0.95470		0.91610		0.76340

For the years ended December 31, 2025 and 2024, the extraordinary dividends declared and partially paid per share by the Company are as follows:

Series of Shares	2025		2024
“B”	Ps.	1.68480	Ps.	0.51340
“D”		2.10590		0.64170